GuidePath® Absolute Return Allocation Fund
Schedule of Investments (Unaudited)
December 31, 2023

Number of Shares		Value
	INVESTMENT COMPANIES - 98.99%
	Domestic Equity Funds - 2.68%
364,404	DoubleLine Shiller Enhanced CAPE - Institutional Shares	$5,200,041
	Domestic Fixed Income Funds - 90.09%
1,533,015	BlackRock Low Duration Bond Portfolio - Institutional Shares	13,797,139
475,125	DoubleLine Core Fixed Income Fund - Institutional Shares	4,432,916
819,423	DoubleLine Flexible Income Fund - Institutional Shares	6,973,292
1,440,645	DoubleLine Low Duration Bond Fund - Institutional Shares	13,786,977
2,227,581	DoubleLine Total Return Bond Fund - Institutional Shares	19,691,817
65,868	iShares 7-10 Year Treasury Bond ETF (a)	6,349,016
38,912	Schwab Short-Term U.S. Treasury ETF (a)	1,885,286
792,035	SPDR Bloomberg Investment Grade Floating Rate ETF	24,228,351
129,691	SPDR Portfolio Short Term Treasury ETF	3,767,524
752,591	T. Rowe Price Institutional Floating Rate Fund - Institutional Shares	7,119,510
3,256,006	Vanguard High-Yield Corporate Fund - Admiral Shares	17,647,554
207,688	Vanguard Intermediate-Term Corporate Bond ETF (a)	16,880,881
33,277	Vanguard Long-Term Treasury ETF	2,047,534
382,120	Vanguard Mortgage-Backed Securities ETF (a)	17,715,083
154,738	Vanguard Short-Term Corporate Bond ETF (a)	11,972,079
86,445	Vanguard Total Bond Market ETF (a)	6,358,030
		174,652,989
	Emerging Markets Fixed Income Funds - 2.58%
78,344	Vanguard Emerging Markets Government Bond ETF	4,994,430
	Opportunistic Fixed Income Funds - 3.64%
747,262	BlackRock Strategic Income Opportunities Portfolio - Institutional Shares	7,054,156
	Total Investment Companies (Cost $189,521,840)	191,901,616
Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 18.71%
36,281,101	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 5.55% (b)	36,281,101
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $36,281,101)	36,281,101

	Total Investments (Cost $225,802,941) - 117.70%	228,182,717
	Liabilities in Excess of Other Assets - (17.70)%	(34,315,305)
	TOTAL NET ASSETS - 100.00%	$193,867,412

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of December 31, 2023.